Revenue, government financing for research expenditures and sales - Schedule of Variance of Deferred Revenue (Details) - Deferred revenue - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	€ 43,972	€ 89,112
Recognition in P&L	(6,095)	(28,349)
Proceeds	0	4,365
Transfer from / (to) collaboration liabilities	188	(3,055)
Contract liabilities at end of period	38,066	62,072
Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	26,572	62,657
Recognition in P&L	(6,095)	(19,636)
Proceeds	0	0
Transfer from / (to) collaboration liabilities	188	(3,055)
Contract liabilities at end of period	20,666	39,966
IPH5201
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	9,054
Recognition in P&L	0	(8,713)
Proceeds	0	4,365
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	0	4,706
Preclinical molecules
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	17,400	17,400
Recognition in P&L	0	0
Proceeds	0	0
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	€ 17,400	€ 17,400